Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2011
Common Stock and Stock Plans (Tables) [Abstract]
Reserved, Issued and Authorized Common Stock

Number of shares
Dividend reinvestment and
common stock purchase plans	6,916,421
Director plans	921,682
Stock plans (1)	746,119,381
Convertible securities and warrants	105,014,977
Total shares reserved	858,972,461
Shares issued	5,358,522,061
Shares not reserved	2,782,505,478
Total shares authorized	9,000,000,000

  Includes employee options, restricted shares and restricted share rights, 401(k), profit sharing and compensation deferral plans.

Components of Stock Incentive Compensation Expense and Related Recognized Tax Benefit

	Year ended December 31,
(in millions)	2011	2010	2009
RSRs	$338	252	3
Performance shares	128	66	21
Stock options	63	118	221
Total stock incentive compensation
expense	$529	436	245
Related recognized tax benefit	$200	165	92

Summary of RSRs and Restricted Share Awards

		Weighted-
		average
		grant date
	Number	fair value
Nonvested at January 1, 2011	23,036,722	$26.98
Granted	18,836,636	31.02
Vested	(1,426,158)	28.55
Canceled or forfeited	(1,167,071)	28.52
Nonvested at December 31, 2011	39,280,129	28.81

Summary of Performance Awards

		Weighted-
		average
		grant date
	Number	fair value
Nonvested at January 1, 2011	2,564,584	$27.32
Granted	3,853,274	31.26
Canceled or forfeited	(12,893)	31.33
Nonvested at December 31, 2011	6,404,965	29.68

Stock Option Activity and Related Information

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
		exercise	contractual	value
	Number	price	term (in yrs.)	(in millions)
Incentive compensation plans
Options outstanding as of December 31, 2010	306,770,791	$38.11
Granted	953,308	30.62
Canceled or forfeited	(11,457,278)	73.47
Exercised	(24,968,218)	21.28
Options outstanding as of December 31, 2011	271,298,603	38.14	4.3	$890
As of December 31, 2011:
Options exercisable and expected to be exercisable	271,298,603	38.14	4.3	890
Options exercisable	245,592,111	40.70	4.1	529

PartnerShares Plan
Options outstanding as of December 31, 2010	8,474,545	25.21
Canceled or forfeited	(137,253)	24.94
Exercised	(859,820)	24.85
Options outstanding as of December 31, 2011	7,477,472	25.25	0.2	17
As of December 31, 2011:
Options exercisable	7,477,472	25.25	0.2	17

Director awards
Options outstanding as of December 31, 2010	797,864	29.10
Granted	21,940	28.68
Canceled or forfeited	(32,412)	29.12
Exercised	(65,960)	23.90
Options outstanding as of December 31, 2011	721,432	29.56	3.6	1
As of December 31, 2011:
Options exercisable	721,432	29.56	3.6	1

Summary of weighted-average per share fair value of options granted and the assumptions used

	Year ended December 31,
	2011	2010	2009
Per share fair value of options granted	$3.78	6.11	3.29
Expected volatility	32.7%	44.3	53.9
Expected dividends	$0.32	0.20	0.33
Expected term (in years)	1.0	1.3	4.5
Risk-free interest rate	0.2%	0.6	1.8

Employee Stock Ownership Plan

	Shares outstanding
	December 31,
(in millions, except shares)	2011	2010	2009
Allocated shares (common)	131,046,406	118,901,327	110,157,999
Unreleased shares (preferred)	858,759	618,382	414,019
Unreleased shares (common)	-	-	203,755
Fair value of unreleased ESOP Preferred shares	$859	618	414
Fair value of unreleased ESOP Common shares	-	-	5

	Dividends paid
	Year ended December 31,
	2011	2010	2009
Allocated shares (common)	$60	23	45
Unreleased shares (preferred)	95	76	51